Provision for contingencies - Schedule of Provision for Estimated Possible Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 234,104	R$ 557,990
Civil contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	50,762	178,809
Labor contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	2,179	238,523
Tax contingent liability [member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 181,163	R$ 140,658